ACCOUNTS PAYABLE AND ACCRUED EXPENSES:	12 Months Ended
Dec. 31, 2010
ACCOUNTS PAYABLE AND ACCRUED EXPENSES:
5.      ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts Payable and accrued expenses consist of the following:

	2010	2009

Other payable	$186,170	$195,527
Legal, financial and consulting	117,841	184,663
Research and development	915,108	590,575

	$1,219,119	$970,765